Meridian Fund, Inc.

100 Fillmore Street

Suite 325

Denver, CO 80206

October 31, 2022

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Meridian Fund, Inc., File Nos. 002-90949 and 811-04014

Ladies and Gentlemen:

On behalf of Meridian Fund, Inc., a registered investment company (the “Corporation”), we hereby submit, via electronic filing, Post-Effective Amendment No. 65 to the Corporation’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to change the name of the Meridian Enhanced Equity Fund to the “Meridian Hedged Equity Fund” as well as adding a secondary benchmark for the fund.

Staff is kindly requested to address any comments on this filing to counsel to the Corporation, Peter H. Schwartz, at (303) 892-7381.

Very truly yours,

/s/Rick Grove
Rick Grove
Vice President and Secretary
Meridian Fund, Inc.